Inventories - Summary of Inventories Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of Inventory Disclosure [Line Items]
Raw materials and consumables	€ 19,083	€ 17,596
Work in progress	253,494	235,688
Finished goods	28,956	42,325
Total inventories	€ 301,533	€ 295,609